Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of net loans, by loan type
Total loans	$ 5,053,475	$ 5,410,003
Commercial, financial and agricultural
Summary of net loans, by loan type
Total loans	2,560,102	2,615,878
Real estate - mortgage
Summary of net loans, by loan type
Total loans	895,870	948,982
Real estate construction
Summary of net loans, by loan type
Total loans	1,273,389	1,473,471
Consumer
Summary of net loans, by loan type
Total loans	94,109	126,047
Foreign
Summary of net loans, by loan type
Total loans	$ 230,005	$ 245,625